Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current		$ 6,081
The provision for income taxes		$ 6,081	$ 1,097,888